Investments in Affiliates - Additional Information (Detail) In Millions, unless otherwise specified		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Affiliates INR	Mar. 31, 2010 Affiliates INR
Investments in and Advances to Affiliates [Line Items]
Maximum equity stake holdings in another company without prior approval of RBI	30.00%
Increase/ (decrease) in the carrying value in companies		(45.8)	60.6